UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21790

RMR SECURITIES REIT

(Exact name of registrant as specified in charter)

400 CENTRE STREET, NEWTON MA  02458

(Address of principal executive offices) (Zip code)

ADAM D. PORTNOY

PRESIDENT

RMR SECURITIES REIT

400 CENTRE STREET, NEWTON  MA  02458

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 332-9530

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2006 through June 30, 2007

Item 1.  Proxy Voting Record.

During the period covered by this report, the Registrant held no securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR SECURITIES REIT

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
Principal Executive Officer

Date: April 14, 2008